DEAN WITTER JAPAN FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                        10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996

DEAR SHAREHOLDER:
Dean Witter Japan Fund commenced operations on April 26, 1996. For the six-months ended November 30, 1996, the Fund registered a total return of -11.24 percent. The period under review was marked by considerable volatility in both the domestic Japanese market and the yen/U.S. dollar exchange rate. Indeed, during this time the yen weakened from approximately 105 to 114 versus the dollar, while the broad Tokyo Stock Price Index declined from 1697 to 1562. This instability had a significant impact on the Fund's performance, as reflected in its disappointing total return.
POSITIVE FUNDAMENTAL, NEGATIVE RETURNS
Japan's poor market performance occurred against a backdrop of a gradually -- albeit more slowly than anticipated -- improving domestic economy, spurred by rising corporate profits and continuing low interest rates. Fundamental factors such as these would normally be considered positive for the equity market. As such, the negative return produced by both the market and the Fund is primarily attributable to the continuing lack of confidence among local Japanese investors who, with few exceptions, remained sellers for much of 1996 preferring to invest in cash or bonds. Non-Japanese investors, by contrast, were buyers for much of the year. But foreign investor sentiment dampened recently as well, as weaker-than-anticipated economic data, a political impasse and concerns regarding the yen's weakness dominated the financial scene.
THE PORTFOLIO
The Fund has remained fully invested throughout the period under review. At the sector level, the portfolio maintains an overweighting in capital equipment and an underweighting in banks. Those banks whose stocks are held, such as Bank of Tokyo-Mitsubishi, Ltd. and Sumitomo Bank have already undergone significant restructuring and fund raising, and are well on the way to completely rebound from the bad debts accumulated during what is referred as the "bubble" economy in Japan. Individual stock selection will continue to concentrate on companies

DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996, CONTINUED

that are expected to benefit most from a recovery in the basic economy, such as Mitsubishi Heavy Industries, Ltd. and Asahi Chemical Industrial Co., Ltd. There is also a focus on companies that are expected to perform well under a weaker yen, such as Canon, Inc., Sony Corp. and Matsushita Electric Industrial Co., Ltd.
GOING FORWARD
The statement by Japanese authorities at the end of October that they did not wish to see further yen weakness has had limited success in turning the market around. What's more, the remark came amid continued bond market strength, with interest rates remaining at record lows. Ten-year Japanese bonds are trading at less than three percent and are expected to remain at that level for the remainder of their fiscal year through March 1997. Also on a positive note, corporate profits have exhibited strong double-digit growth which is expected to continue through the first quarter of 1997. These factors constitute a favorable environment for Japanese equities and may allow the market to post attractive results early in the coming year.
Despite the turmoil of the past year and the likelihood of short-term market volatility, the Fund's Sub-Adviser, Morgan Grenfell Investment Services Limited, maintains a positive outlook. The portfolio management team at Morgan Grenfell continues to believe that the Japanese market will produce attractive returns in 1997 and that it offers a prudent diversification to U.S. investors. The basis for this optimism remains the same as when the Fund was launched, that is, an improving Japanese economy, low interest rates, rising corporate profits and a supportive currency will eventually lead to rises in equity prices.
We appreciate your ongoing support of Dean Witter Japan Fund and look forward to continuing to serve your investment needs.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED)

 NUMBER OF
  SHARES                                               VALUE
-----------------------------------------------------------------
             COMMON STOCKS (99.4%)
             AUTOMOBILES (7.1%)
   176,000   Alpine Electronics Inc.............  $     2,766,907
   309,000   Bridgestone Corp...................        5,699,104
   255,000   Mitsubishi Motors Corp.............        1,995,477
   260,000   Nissan Motor Co. Ltd...............        1,847,356
   551,000   Suzuki Motor Co. Ltd...............        5,758,739
                                                  ---------------
                                                       18,067,583
                                                  ---------------
             BANKING (10.9%)
   449,000   Asahi Bank, Ltd....................        4,377,218
   463,000   Bank of Tokyo - Mitsubishi Ltd.....        9,474,706
   161,000   Mitsubishi Trust & Banking.........        2,587,651
   285,000   Sanwa Bank, Ltd....................        4,705,779
   275,000   Sumitomo Bank......................        4,782,189
   192,000   Sumitomo Trust & Banking...........        2,124,715
                                                  ---------------
                                                       28,052,258
                                                  ---------------
             BUILDING & CONSTRUCTION (0.9%)
   164,000   National House Industrial..........        2,347,796
                                                  ---------------
             BUSINESS & PUBLIC SERVICES (2.6%)
    33,000   Asatsu Inc.........................        1,165,115
   164,000   Mitsubishi Logistic................        2,592,658
    51,000   Secom Co...........................        3,077,200
                                                  ---------------
                                                        6,834,973
                                                  ---------------
             BUSINESS EQUIPMENT (1.2%)
   275,000   Ricoh Company, Ltd.................        2,946,601
                                                  ---------------
             CHEMICALS (4.9%)
   846,000   Asahi Chemical Industrial Co.
             Ltd................................        5,557,773
   322,000   Nippon Zeon Co. Ltd................        1,436,641
   297,000   Shin-Etsu Chemical Co..............        5,425,610
                                                  ---------------
                                                       12,420,024
                                                  ---------------
             ELECTRICAL EQUIPMENT (13.4%)
   383,000   Canon, Inc.........................        8,073,072
   748,000   Hitachi, Ltd.......................        6,963,640
   396,000   Matsushita Electric Industrial Co.,
             Ltd................................        6,851,572
   254,000   Matsushita Electric Works..........        2,364,658
   232,000   Omron Corp.........................        4,421,570
    89,100   Sony Corp..........................        5,704,716
                                                  ---------------
                                                       34,379,228
                                                  ---------------
             ELECTRONICS (10.4%)
   585,000   Furukawa Electric Co...............        3,067,320
    10,700   Keyence Corp.......................        1,296,856
    46,000   Kyocera Corp.......................        2,957,316
    45,500   Mabuchi Motor Co...................        2,285,790

 NUMBER OF
  SHARES                                               VALUE
-----------------------------------------------------------------
    99,000   Murata Manufacturing Co., Ltd......  $     3,330,142
   377,000   NGK Insulators, Ltd................        3,840,857
   178,000   Olympus Optical Co. Ltd............        1,672,756
    90,000   Rohm Co., Ltd......................        5,525,206
   194,000   Sumitomo Electric Industries.......        2,726,155
                                                  ---------------
                                                       26,702,398
                                                  ---------------
             ENGINEERING & CONSTRUCTION (3.1%)
   381,000   Kajima Corp........................        3,045,055
   204,000   Kandenko Co., Ltd..................        1,952,925
   204,000   Kinden Corp........................        2,830,845
                                                  ---------------
                                                        7,828,825
                                                  ---------------
             FINANCIAL SERVICES (5.3%)
    33,000   Japan Associated Finance...........        2,631,653
   313,000   New Japan Securities Co., Ltd.*....        1,374,495
   379,000   Nomura Securities Co. Ltd..........        6,391,006
    65,000   Promise Co., Ltd...................        3,253,996
                                                  ---------------
                                                       13,651,150
                                                  ---------------
             INSURANCE (2.6%)
   445,000   Sumitomo Marine & Fire.............        3,165,730
   306,000   Tokio Marine & Fire Insurance
             Co.................................        3,386,264
                                                  ---------------
                                                        6,551,994
                                                  ---------------
             INTERNATIONAL TRADE (2.7%)
   605,000   Mitsubishi Corp....................        7,013,877
                                                  ---------------
             MACHINERY (7.9%)
   201,000   Asahi Diamond Industries Co.
             Ltd................................        2,083,084
    72,000   Fuji Machine Manufacturing Co......        1,953,979
 1,281,000   Kawasaki Heavy Industries..........        5,872,844
   623,000   Mitsubishi Heavy Industries,
             Ltd................................        5,088,618
   796,000   NSK Ltd............................        5,082,487
                                                  ---------------
                                                       20,081,012
                                                  ---------------
             METALS (1.5%)
   860,000   Mitsubishi Materials Corp..........        3,852,099
                                                  ---------------
             MISCELLANEOUS MATERIALS & COMMODITIES (0.9%)
   274,000   Minebea Co., Ltd...................        2,339,083
                                                  ---------------
             PHARMACEUTICALS (2.5%)
   208,000   Banyu Pharmaceutical Co. Ltd.......        2,667,135
   142,000   Sankyo Co. Ltd.....................        3,803,794
                                                  ---------------
                                                        6,470,929
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                               VALUE
-----------------------------------------------------------------
             REAL ESTATE (3.0%)
   311,000   Mitsubishi Estate Co. Ltd..........  $     3,933,251
   321,000   Mitsui Fudosan Co..................        3,805,990
                                                  ---------------
                                                        7,739,241
                                                  ---------------
             RECREATION (1.0%)
    28,600   H.I.S. Company Ltd.................        1,331,284
    26,900   Sony Music Entertainment Inc.......        1,105,674
                                                  ---------------
                                                        2,436,958
                                                  ---------------
             RETAIL (1.4%)
    28,700   FamilyMart.........................        1,134,288
    48,000   Ito-Yokado Co. Ltd.................        2,424,029
                                                  ---------------
                                                        3,558,317
                                                  ---------------
             RETAIL - DEPARTMENT STORES (0.5%)
    93,000   Isetan.............................        1,274,196
                                                  ---------------
             RETAIL - FOOD CHAINS (0.9%)
    70,000   York-Benimaru......................        2,182,505
                                                  ---------------
             RETAIL - SPECIALTY (0.5%)
    95,000   Best Denki Co. Ltd.................        1,184,788
                                                  ---------------
             STEEL & IRON (3.2%)
   889,000   Kobe Steel Ltd.....................        2,069,076
 1,770,000   NKK Corp.*.........................        4,352,714
   178,000   Yamato Kogyo Co., Ltd..............        1,766,555
                                                  ---------------
                                                        8,188,345
                                                  ---------------
             TELECOMMUNICATIONS (4.0%)
       742   DDI Corp...........................        5,311,172
       700   Nippon Telegraph & Telephone
             Corp...............................        4,992,096
                                                  ---------------
                                                       10,303,268
                                                  ---------------
             TEXTILES (2.9%)
   514,000   Teijin Ltd.........................        2,451,273
   339,000   Tokyo Style........................        5,001,932
                                                  ---------------
                                                        7,453,205
                                                  ---------------
             TRANSPORTATION (3.0%)
   778,000   Nippon Yusen Kabushiki Kaish.......        3,723,959
   695,000   Tobu Railway Co. Ltd...............        3,863,824
                                                  ---------------
                                                        7,587,783
                                                  ---------------
             UTILITIES - GAS (1.1%)
   871,000   Osaka Gas Co.......................        2,685,061
                                                  ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $293,393,181).....      254,133,497
                                                  ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                             VALUE
-----------------------------------------------------------------

             CONVERTIBLE BOND (0.4%)
             FINANCIAL
 $ 100,000   Sumitomo Bank International 0.00%
             due 05/31/01 144A** (Identified
             Cost $915,918).....................  $       950,729
                                                  ---------------

             SHORT-TERM INVESTMENT (a) (0.2%)
             U.S. GOVERNMENT AGENCY
       400   Student Loan Marketing Assoc. 5.70%
             due 12/06/96 (Amortized Cost
             $399,937)..........................          399,937
                                                  ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$294,709,036) (B)...........      100.0%   255,484,163

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES.......        0.0         95,056
                                  -----   ------------

NET ASSETS..................      100.0%  $255,579,219
                                  -----   ------------
                                  -----   ------------

---------------------
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,516,651 and the aggregate gross unrealized depreciation is $40,741,524, resulting in net unrealized depreciation of $39,224,873.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $294,709,036)............................  $255,484,163
Cash........................................................       140,481
Receivable for:
    Dividends...............................................       523,308
    Shares of beneficial interest sold......................       294,237
    Interest................................................         3,963
    Foreign withholding taxes reclaimed.....................         2,337
Deferred organizational expenses............................       182,503
Prepaid expenses and other assets...........................        75,769
                                                              ------------
     TOTAL ASSETS...........................................   256,706,761
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       537,551
    Plan of distribution fee................................       214,331
    Investment management fee...............................       214,331
Organizational expenses.....................................        10,624
Accrued expenses and other payables.........................       150,705
                                                              ------------
     TOTAL LIABILITIES......................................     1,127,542
                                                              ------------
NET ASSETS:
Paid-in-capital.............................................   298,308,671
Net unrealized depreciation.................................   (39,248,335)
Net investment loss.........................................    (2,479,585)
Accumulated net realized loss...............................    (1,001,532)
                                                              ------------
     NET ASSETS.............................................  $255,579,219
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE,
  29,949,264 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                     $8.53
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $116,399 foreign withholding tax).........  $    619,692
Interest (net of $294 foreign withholding tax)..............       169,201
                                                              ------------
     TOTAL INCOME...........................................       788,893
                                                              ------------
EXPENSES
Investment management fee...................................     1,365,097
Plan of distribution fee....................................     1,365,097
Transfer agent fees and expenses............................       278,067
Custodian fees..............................................       123,825
Professional fees...........................................        70,659
Organizational expenses.....................................        20,783
Shareholder reports and notices.............................        17,140
Registration fees...........................................        16,618
Trustees' fees and expenses.................................         7,653
Other.......................................................         3,539
                                                              ------------
     TOTAL EXPENSES.........................................     3,268,478
                                                              ------------
     NET INVESTMENT LOSS....................................    (2,479,585)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................      (278,124)
    Foreign exchange transactions...........................        82,068
                                                              ------------
     NET LOSS...............................................      (196,056)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (29,854,030)
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................       (78,929)
                                                              ------------
     NET DEPRECIATION.......................................   (29,932,959)
                                                              ------------
     NET LOSS...............................................   (30,129,015)
                                                              ------------
NET DECREASE................................................  $(32,608,600)
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE
                                                                                              PERIOD
                                                                                             APRIL 26,
                                                                      FOR THE SIX              1996*
                                                                     MONTHS ENDED             THROUGH
                                                                   NOVEMBER 30, 1996          MAY 31,
                                                                      (UNAUDITED)              1996
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.........................................         $ (2,479,585)          $  (129,720)
Net realized loss...........................................             (196,056)             (805,476)
Net change in unrealized depreciation.......................          (29,932,959)           (9,315,376)
                                                                    -------------           -----------
     NET DECREASE...........................................          (32,608,600)          (10,250,572)
                                                                    -------------           -----------
Net increase from transactions in shares of beneficial
  interest..................................................           14,643,571           283,694,820
                                                                    -------------           -----------
     NET INCREASE (DECREASE)................................          (17,965,029)          273,444,248
NET ASSETS:
Beginning of period.........................................          273,544,248               100,000
                                                                    -------------           -----------
     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $2,479,585 AND $0,
    RESPECTIVELY)...........................................         $255,579,219           $273,544,248
                                                                    -------------           -----------
                                                                    -------------           -----------

---------------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on April 26, 1996.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.
D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.
E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax"

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
G. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $207,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.
2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.
Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Ltd. (the "Sub-Adviser") and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.
Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,124,257 at November 30, 1996.
Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered by the Distributor, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.
The Distributor has informed the Fund that for the six months ended November 30, 1996, it received approximately $343,000 in contingent deferred sales charges from redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1996 aggregated $40,196,026 and $4,145,785, respectively.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $52,000.

DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX
                                                       MONTHS ENDED                  FOR THE PERIOD
                                                    NOVEMBER 30, 1996               APRIL 26, 1996*
                                               ----------------------------       THROUGH MAY 31, 1996
                                                                              ----------------------------
                                                       (UNAUDITED)
                                                 SHARES          AMOUNT         SHARES          AMOUNT
                                               -----------   --------------   -----------   --------------
Sold.........................................    5,777,395   $   52,998,507    28,633,915   $  285,529,384
Repurchased..................................   (4,283,419)     (38,354,936)     (188,627)      (1,834,564)
                                               -----------   --------------   -----------   --------------
Net increase.................................    1,493,976   $   14,643,571    28,445,288   $  283,694,820
                                               -----------   --------------   -----------   --------------
                                               -----------   --------------   -----------   --------------

---------------------
*    Commencement of operations.

6. FEDERAL INCOME TAX STATUS
Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $771,000 during fiscal 1996. As of May 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable a to net operating loss.
7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. At November 30, 1996, there were no outstanding forward contracts.
Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE SIX
                                                                          MONTHS ENDED      FOR THE PERIOD
                                                                          NOVEMBER 30,     APRIL 26, 1996*
                                                                              1996             THROUGH
                                                                          (UNAUDITED)        MAY 31, 1996
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  9.61            $ 10.00
                                                                           --------           --------

Net investment loss...................................................        (0.08)           --
Net realized and unrealized loss......................................        (1.00)             (0.39)
                                                                           --------           --------

Net asset value, end of period........................................      $  8.53            $  9.61
                                                                           --------           --------
                                                                           --------           --------

TOTAL INVESTMENT RETURN+..............................................       (11.24)%(1)         (3.90)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.39%(2)           2.84%(2)

Net investment loss...................................................        (1.82)%(2)         (0.52)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................      $255,579           $273,544

Portfolio turnover rate...............................................            2%(1)        --

Average commission rate paid..........................................      $0.0284            $0.0424

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Grenfell Investment Services Limited


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    DEAN WITTER

    JAPAN FUND


[GRAPHIC]


    SEMIANNUAL REPORT

    NOVEMBER 30, 1996